SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	12 Months Ended
Aug. 31, 2019
Notes to Financial Statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES [Text Block]

3. Significant accounting judgments and estimates

 The preparation of the financial statements in conformity with IFRS requires the use of judgments and estimates that affect the amount reported and disclosed in the consolidated financial statements and related notes. These judgments and estimates are based on management's best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the financial statements. Information about such judgments and estimation is contained in the accounting policies and notes to the financial statements, and the key areas are summarized below.

Areas of judgment and key sources of estimation uncertainty that have the most significant effect on the amounts recognized in these consolidated financial statements are:

  Fair value of embedded derivatives including convertible debt derivative and warrants
  Determination of ore reserves and mineral resource estimates
  Assumption of control of Mnombo for accounting purposes
  Deferred tax assets and liabilities and resource taxes

Each of these judgments and estimates is considered in their respective notes or in more detail below.

Fair value of embedded derivatives

Where the fair value of financial liabilities recorded in the financial statements cannot be derived from active markets, their fair value is determined using valuation techniques including the partial differential equation method. The inputs to this model are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. The judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments. When measuring the fair value of an asset or liability, the Company uses observable market data as far as possible.

Determination of ore reserve and mineral resource estimates

The Company estimates its ore reserves and mineral resources based on information compiled by Qualified Persons as defined by NI 43-101. Reserves determined in this way are used in the calculation of depreciation, amortization and impairment charges, and for forecasting the timing of the payment of close down and restoration costs. In assessing the life of a mine for accounting purposes, mineral resources are only taken into account where there is a high degree of confidence of economic extraction. There are numerous uncertainties inherent in estimating ore reserves, and assumptions that are valid at the time of estimation and they may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may change the economic status of reserves and may, ultimately, result in reserves being restated. Such changes in reserves could impact depreciation and amortization rates, asset carrying values and provisions for close down and restoration costs.

Assumption of control of Mnombo and Waterberg JV Resources for accounting purposes

The Company has judged that it controls Mnombo for accounting purposes as it owns 49.9% of the outstanding shares of Mnombo and has contributed all material capital to Mnombo since acquiring its 49.9% share.  Currently there are no other sources of funding known to be available to Mnombo.  If in the future Mnombo is not deemed to be controlled by the Company, the assets and liabilities of Mnombo would be derecognized at their carrying amounts.  Amounts recognized in other comprehensive income would be transferred directly to retained earnings.  If a retained interest remained after the loss of control it would be recognized at its fair value on the date of loss of control.  Although the Company controls Mnombo for accounting purposes, it does not have omnipotent knowledge of Mnombo's other shareholders activities.  Mnombo's 50.01% shareholders are historically disadvantaged South Africans.  The Company also determined that it controls Waterberg JV Resources given its control over Mnombo as well as its power over the investee.

Deferred tax assets and liabilities and resource taxes

The determination of our future tax liabilities and assets involves significant management estimation and judgment involving a number of assumptions. In determining these amounts the Company interprets tax legislation in a variety of jurisdictions and makes estimates of the expected timing of the reversal of future tax assets and liabilities. We also make estimates of our future earnings which affect the extent to which potential future tax benefits may be used. We are subject to assessment by various taxation authorities, which may interpret tax legislation in a manner different from our view. These differences may affect the final amount or the timing of the payment of taxes. When such differences arise, we make provision for such items based on our best estimate of the final outcome of these matters.